Cover	Aug. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 06, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34634
Entity Tax Identification Number	33-0022692
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, par value $0.10 per share
Trading Symbol	ICUI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Address, Address Line One	951 Calle Amanecer
Entity Address, City or Town	San Clemente
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92673
City Area Code	949
Local Phone Number	366-2183
Amendment Flag	false
Registrant Name	ICU MEDICAL INC/DE
Central Index Key	0000883984